UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Counterpoint Select Fund
SCHEDULE OF INVESTMENTS at September 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 69.6%
	Biotechnology: 7.6%
12,000	Amgen, Inc. (a)	$678,840

	Capital Markets: 3.6%
1,500	Goldman Sachs Group, Inc.	325,110

	Communications Equipment: 3.6%
9,600	Cisco Systems, Inc. (a)	317,856

	Consumer Finance: 3.3%
5,000	American Express Co.	296,850

	Diversified Financial Services: 3.2%
7,500	NASDAQ Stock Market, Inc. (a)	282,600

	Hotels, Restaurants & Leisure: 3.5%
45,000	Jamba, Inc. (a)	316,350

	Household Durables: 6.0%
15,000	Tempur-Pedic International, Inc.	536,250

	Industrial Conglomerates: 3.7%
8,000	General Electric Co.	331,200

	Insurance: 9.8%
125	Berkshire Hathaway, Inc. (a)	494,000
15,000	Marsh & McLennan Companies, Inc.	382,500
		876,500
	Internet Software & Services: 4.4%
700	Google, Inc. (a)	397,089

	Oil & Gas: 4.2%
4,000	Suncor Energy, Inc.	379,240

	Pharmaceuticals: 9.0%
7,000	Johnson & Johnson	459,900
14,000	Pfizer, Inc.	342,020
		801,920
	Semiconductor & Semiconductor Equipment: 3.3%
11,600	Intel Corp.	299,976

	Software: 4.4%
13,500	Microsoft Corp.	397,710

	TOTAL COMMON STOCKS
	(Cost $5,770,783)	6,237,491

Contracts
	OPTIONS PURCHASED: 8.4%

	CALL OPTIONS PURCHASED: 8.4%

	Communications Equipment: 0.7%
40	Cisco Systems, Inc.
	Expiration: January, 2009, Exercise Price: $20.00	59,200

	Consumer Finance: 0.5%
20	American Express Co.
	Expiration: January, 2009, Exercise Price: $40.00	44,400

	Diversified Financial Services: 1.6%
75	NASDAQ Stock Market, Inc.
	Expiration: January, 2009, Exercise Price: $20.00	143,625

	Hotels, Restaurants & Leisure: 1.3%
400	Jamba, Inc.
	Expiration: January, 2009, Exercise Price: $5.00	109,000

	Industrial Conglomerates: 0.8%
60	General Electric Co.
	Expiration: January, 2009, Exercise Price: $30.00	75,000

	Insurance: 1.4%
150	Marsh & McLennan Companies, Inc.
	Expiration: January, 2008, Exercise Price: $25.00	26,250
150	Marsh & McLennan Companies, Inc.
	Expiration: January, 2009, Exercise Price: $20.00	102,750
		129,000
	Pharmaceuticals: 1.4%
40	Johnson & Johnson
	Expiration: January, 2010, Exercise Price: $40.00	106,600
100	Pfizer, Inc.
	Expiration: January, 2009, Exercise Price: $25.00	22,500
		129,100
	Semiconductor & Semiconductor Equipment: 0.7%
80	Intel Corp.
	Expiration: January, 2009, Exercise Price: $20.00	60,800

	PUT OPTION PURCHASED: 0.0%

	Biotechnology: 0.0%
120	Amgen, Inc.
	Expiration: October, 2007, Exercise Price: $52.50	3,600

	TOTAL OPTIONS PURCHASED
	(Cost $731,527)	753,725

Shares
	SHORT-TERM INVESTMENT: 22.3%

	Money Market Investment: 22.3%
1,997,591	AIM Short-Term Prime - Institutional Class	1,997,591

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,997,591)	1,997,591
	TOTAL INVESTMENTS IN SECURITIES: 100.3%
	(Cost $8,499,901)	8,988,807
	Liabilities in Excess of Other Assets: (0.3)%	(30,557)
	TOTAL NET ASSETS: 100.00%	$8,958,250

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows:

Cost of investments	$8,499,901
Gross unrealized appreciation	681,969
Gross unrealized depreciation	(193,063)
Net unrealized appreciation	$488,906

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Robert M Slotky
Robert M. Slotky, President

Date  November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  November 29, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  November 29, 2007

* Print the name and title of each signing officer under his or her signature.